ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of significant consolidated subsidiaries and VIEs

As of December 31, 2014, the Company’s significant consolidated subsidiaries and VIEs consist of the following:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities
Mecox Lane (Hong Kong) Limited (“Mecox Lane Hong Kong”)	March 17, 2010	Hong Kong	100%	Investment holding
Shanghai Mecox Lane International Mailorder Co., Ltd. (“Mecox Lane Mailorder”)	January 8, 1996	China	100%	Telephonic sales of garments, accessories and other products
eMecoxLane Co., Ltd (“eMecoxLane”)	December 13, 2000	Cayman Islands	100%	Investment holding
eMecoxLane (Hong Kong) Co., Ltd. (“eMecoxlane Hong Kong”)	March 16, 2010	Hong Kong	100%	Investment holding
Mecox Lane Technology (China) Limited	July 9, 2010	China	100%	Sale of garments and accessories
Mai Wang Information Technology (Shanghai) Co., Ltd.	September 8, 2008	China	100%	Software development and information
Mai Wang Trading (Shanghai) Co. Ltd. (“Mai Wang Trading”)	April 5, 2000	China	100%	Wholesale of garments
Shanghai Xian Ni Garment Co., Ltd. (“Xian Ni”)	December 27, 1993	China	96.70%	Investment holding
Mexi-Care Limited (“Mexi-Care”)	April 24,2012	Cayman Islands	100%	Investment holding
Mexi-Care Holdings (Hong Kong) Limited (“Mexi-Care Hong Kong”)	May 25,2012	Hong Kong	100%	Investment holding
Mexi-Care E-commerce (Shanghai) Co., Ltd. (“Mexi-Care SH”)	January 11,2013	China	100%	Online Sales
Rampage China Limited (“Rampage Cayman”)	February 18, 2009	Cayman Islands	80%	Investment holding
Rampage China (Hong Kong) Limited (“Rampage Hong Kong”)	March 30, 2009	Hong Kong	80%	Investment holding
Rampage Trading (Shanghai) Co., Ltd.	May 14, 2010	China	80%	Wholesale of garments
Mecox Lane E-commerce (Shanghai) Co., Ltd. (“MecoxLane E-commerce”, previously known as Shanghai Mecox Lane Information Technology Co., Ltd.)	August 6, 2002	China	100%	Online sales
Shanghai Shang Xun Information Technology Co., Ltd. (“Shang Xun”, previously known as Shanghai Wangji Marketing Services Co., Ltd.) *	September 14, 2006	China	VIE	Software development and information technology support

* Shang Xun was closed in January 2015.